CONCENTRATIONS (Details) - Concentration Of Revenue [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Concentration of revenues	93.60%	95.70%
Customer One [Member]
Concentration Risk [Line Items]
Concentration of revenues	93.60%	95.70%